Performance Management	Oct. 28, 2025
GMO Beyond China ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

Because the Fund had not completed a full calendar year of operations as of the date of this prospectus, performance information for the Fund is not included. Updated performance information is available on the Fund’s website at https://www.gmo.com/americas/investment-capabilities/etfs. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance One Year or Less [Text]	Because the Fund had not completed a full calendar year of operations as of the date of this prospectus, performance information for the Fund is not included.
Performance Availability Website Address [Text]	https://www.gmo.com/americas/investment-capabilities/etfs
GMO Domestic Resilience ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

Because the Fund had not completed a full calendar year of operations as of the date of this prospectus, performance information for the Fund is not included. Updated performance information is available on the Fund’s website at https://www.gmo.com/americas/investment-capabilities/etfs. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance One Year or Less [Text]	Because the Fund had not completed a full calendar year of operations as of the date of this prospectus, performance information for the Fund is not included.
Performance Availability Website Address [Text]	https://www.gmo.com/americas/investment-capabilities/etfs
GMO Dynamic Allocation ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

Because the Fund had not completed a full calendar year of operations as of the date of this prospectus, performance information for the Fund is not included. Updated performance information is available on the Fund’s website at https://www.gmo.com/americas/investment-capabilities/etfs. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance One Year or Less [Text]	Because the Fund had not completed a full calendar year of operations as of the date of this prospectus, performance information for the Fund is not included.
Performance Availability Website Address [Text]	https://www.gmo.com/americas/investment-capabilities/etfs
GMO Horizons ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

Because the Fund had not completed a full calendar year of operations as of the date of this prospectus, performance information for the Fund is not included. Updated performance information will be available on the Fund’s website at https://www.gmo.com/americas/investment-capabilities/etfs. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance One Year or Less [Text]	Because the Fund had not completed a full calendar year of operations as of the date of this prospectus, performance information for the Fund is not included.
Performance Availability Website Address [Text]	https://www.gmo.com/americas/investment-capabilities/etfs
GMO International Quality ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

Because the Fund had not completed a full calendar year of operations as of the date of this prospectus, performance information for the Fund is not included. Updated performance information is available on the Fund’s website at https://www.gmo.com/americas/investment-capabilities/etfs. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance One Year or Less [Text]	Because the Fund had not completed a full calendar year of operations as of the date of this prospectus, performance information for the Fund is not included.
Performance Availability Website Address [Text]	https://www.gmo.com/americas/investment-capabilities/etfs
GMO International Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

Because the Fund had not completed a full calendar year of operations as of the date of this prospectus, performance information for the Fund is not included. Updated performance information is available on the Fund’s website at https://www.gmo.com/americas/investment-capabilities/etfs. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance One Year or Less [Text]	Because the Fund had not completed a full calendar year of operations as of the date of this prospectus, performance information for the Fund is not included.
Performance Availability Website Address [Text]	https://www.gmo.com/americas/investment-capabilities/etfs
GMO Systematic Investment Grade Credit ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

Because the Fund had not completed a full calendar year of operations as of the date of this prospectus, performance information for the Fund is not included. Update performance information is available on the Fund’s website at https://www.gmo.com/americas/investment-capabilities/etfs. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance One Year or Less [Text]	Because the Fund had not completed a full calendar year of operations as of the date of this prospectus, performance information for the Fund is not included.
Performance Availability Website Address [Text]	https://www.gmo.com/americas/investment-capabilities/etfs
GMO Ultra-Short Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

Because the Fund had not completed a full calendar year of operations as of the date of this prospectus, performance information for the Fund is not included. Updated performance information is available on the Fund’s website at https://www.gmo.com/americas/investment-capabilities/etfs. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance One Year or Less [Text]	Because the Fund had not completed a full calendar year of operations as of the date of this prospectus, performance information for the Fund is not included.
Performance Availability Website Address [Text]	https://www.gmo.com/americas/investment-capabilities/etfs
GMO U.S. Quality ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the fund’s average annual total returns for different calendar periods with those of a broad-based securities market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). Updated performance information is available on the Fund’s website at https://www.gmo.com/americas/investment-capabilities/etfs. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the fund’s average annual total returns for different calendar periods with those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: 11.78% (1Q 2024) Lowest Quarter: -1.52% (4Q 2024) Year-to-Date (as of 9/30/25): 13.73%
Year to Date Return, Label [Optional Text]	Year-to-Date
Bar Chart, Year to Date Return	13.73%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	11.78%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(1.52%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total Return Periods Ending December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account).
Performance [Table]
	1 Year	Incept.
		11/13/23
Return Before Taxes	21.12%	25.34%
Return After Taxes on Distributions	20.89%	25.09%
Return After Taxes on Distributions and Sale of Fund Shares	12.66%	19.37%
S&P 500 Index (returns reflect no deduction for fees, expenses, or taxes)	25.02%	30.75%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(returns reflect no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.gmo.com/americas/investment-capabilities/etfs
GMO U.S. Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

Because the Fund had not completed a full calendar year of operations as of the date of this prospectus, performance information for the Fund is not included.  Updated performance information is available on the Fund’s website at https://www.gmo.com/americas/investment-capabilities/etfs. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance One Year or Less [Text]	Because the Fund had not completed a full calendar year of operations as of the date of this prospectus, performance information for the Fund is not included.
Performance Availability Website Address [Text]	https://www.gmo.com/americas/investment-capabilities/etfs